Cover	Aug. 17, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends that certain Current Report on Form 8-K filed by Gaucho Group Holdings, Inc. (the “Company”) with the Securities and Exchange Commission on August 21, 2026 (the “Original Filing”). The purpose of this Amendment is to correct the date of approval of the engagement of the Company’s new independent registered public accounting firm and to correct the description of the scope of such engagement.
Document Period End Date	Aug. 17, 2026
Entity File Number	001-40075
Entity Registrant Name	Gaucho Group Holdings, Inc.
Entity Central Index Key	0001559998
Entity Tax Identification Number	52-2158952
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1111 Lincoln Road
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	212
Local Phone Number	739-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false